INVESTMENT IN AN AFFILIATED COMPANY (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amounts charged - cost of revenues	$ 58,564	$ 54,294	$ 64,145
Mail Vision Affiliated Company [Member]
Amounts charged - cost of revenues	$ 432	$ 1,414	$ 2,164